Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2010
Selected Quarterly Financial Data Tables Abstract
Summary Of Quarterly Statement Of Operations
	Quarter ended 2010
	Mar 31	June 30	Sept 30	Dec 31

	(in millions, except per share data)
Revenue	$3,920	$3,923	$4,020	$4,318
Gross margin	961	1,002	982	1,043
Income from continuing operations, net of tax (1)	381	429	300	391
Discontinued operations, net of tax	21	-	97	(560)
Net income	$402	$429	$397	$(169)
Net income (loss) attributable to The AES Corporation	$187	$144	$114	$(436)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.24	$0.19	$0.06	$0.16
Discontinued operations attributable to
The AES Corporation, net of tax	0.03	(0.01)	0.08	(0.71)
Basic income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.24	$0.19	$0.06	$0.16
Discontinued operations attributable to
The AES Corporation, net of tax	0.03	(0.01)	0.08	(0.71)
Diluted income (loss) per share attributable to
The AES Corporation	$0.27	$0.18	$0.14	$(0.55)

	Quarter ended 2009
	Mar 31	June 30	Sept 30	Dec 31

	(in millions, except per share data)
Revenue	$3,083	$3,163	$3,529	$3,665
Gross margin	833	790	961	822
Income from continuing operations, net of tax (2)	481	513	422	412
Discontinued operations, net of tax	21	17	18	(129)
Net income	$502	$530	$440	$283
Net income (loss) attributable to The AES Corporation	$218	$303	$185	$(48)

Basic income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.31	$0.44	$0.27	$0.07
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	0.01	0.01	(0.14)
Basic income (loss) per share attributable to
The AES Corporation	$0.33	$0.45	$0.28	$(0.07)

Diluted income (loss) per share:
Income from continuing operations attributable to
The AES Corporation, net of tax	$0.31	$0.44	$0.27	$0.07
Discontinued operations attributable to
The AES Corporation, net of tax	0.02	0.01	0.01	(0.14)
Diluted income (loss) per share attributable to
The AES Corporation	$0.33	$0.45	$0.28	$(0.07)